UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21802

WorldCommodity Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

6700 Vernon Woods Drive, Suite 100

Atlanta, GA30328

(Address of Principal Executive Offices)  (Zip Code)

Mr. James Llewellyn

WorldCommodity Asset Management

6700 Vernon Woods Drive, Suite 100

Atlanta, GA30328

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:  404-437-7420

Date of fiscal year end:

September 30

Date of reporting period:

December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.REPORTS TO STOCKHOLDERS.

WorldCommodity Fund

Schedule of Investments

December 31, 2011 (Unaudited)

Notes to Schedule of Investments

December 31, 2011

Note 1.

SECURITY TRANSACTIONS

At December 31, 2011 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,831,778 amounted to $25,511 which consisted of aggregate gross unrealized appreciation of $405,465 and aggregate gross unrealized depreciation of $379,954.

Note 2.

SECURITY VALUATIONS

The Fund’s portfolio securities for which market quotes are available are valued each day at market value.  For securities which are traded on any national exchange, international exchange, or the NASDAQ over-the-counter market, market value is generally determined on the basis of the last reported sales price on the securities’ principal exchange prior to closing of the NYSE.  Securities for which no sale was reported are valued at the mean between the last bid and ask quotation.

Short-term investments in fixed income securities having a maturity of 60 days or less at the date of purchase are generally valued at amortized cost, which approximates market value.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.

Fixed income securities generally are valued by using market quotations when readily available, but may be valued on the basis of prices furnished by independent pricing services when no such market quotations exist and when the Adviser believes such prices accurately reflect the fair value of such securities.  Pricing services generally use a system based on such factors as credit rating, maturity, coupon and type of security to determine fair value.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  As a result, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar.  The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

Fair Valued Securities

If market quotations are not readily available, securities will be valued at their fair value as determined in good faith by the Adviser, in accordance with procedures approved by the Board.  The following factors are generally considered in determining fair value: nature and duration of restrictions on disposing of the security; the liquidity of the security; the size of reported trades (trading volume); market values of unrestricted shares of the same or similar class; purchase price; size of the Fund’s holdings; price of similar securities of comparable companies; issuer financial data; special reports prepared by analysts; fundamental analytical data such as multiple of earnings, multiple of book value; issuer’s management; and other relevant matters.

If events materially affecting the values of the Fund’s securities, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its shares, the securities will be valued at fair value.  For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Adviser may need to price the security using the Fund’s fair value pricing guidelines.

In accordance with guidance in GAAP on Fair Value Measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumption about the factors market participants would use in pricing an asset or liability. The three-tier hierarchy of inputs is summarized below:

Level 1 -

quoted prices in active markets for identical investments

Level 2 -

other significant observable inputs (including quoted prices for similar investments, quoted prices for similar or identical investments in inactive markets)

Level 3 -

significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes by major security type the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2011:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 2,560,504	$ -	$ -	$ 2,560,504
Corporate Bonds	152,186	-	-	152,186
Warrants	79,943	-	-	79,943
Exchange Traded Funds	64,656			64,656
Cash Equivalents	732,347	-	-	732,347
Total	$ 3,589,636	$ -	$ -	$ 3,589,636

ITEM 2.CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

WORLDCOMMODITY FUNDS, INC.

By /s/ JAMES LLEWELLYN

James Llewellyn

President and Treasurer

Date: February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ JAMES LLEWELLYN

James Llewellyn

President and Treasurer

Date: February 28, 2012